Deferred Tax Liabilities (Details) - MYR (RM)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities recognized profit or loss	RM 382,375	RM 950,839	RM (770,228)